AMERICAN STOCK EXCHANGE®
Equities Options ETFs

Richard A. Mikeliunas
Senior Vice President
Capital Markets

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872
T 212 306 1807
F 212 306 2066
richard.mikeliunas@amex.com

RECD S.E.C.
FEB 1 3 2003
1086

03000328

1-2979

Cert AMX

February 13, 2003

Ms. Willie Mae Stroud
Filer Support - 2
Room 1004, Mail Stop 1-4
Office of Filing Information & Consumer Services
Division of Market Regulation
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

PROCESSED
FEB 2 0 2003
THOMSON
FINANCIAL

Dear Ms. Stroud:

This is to certify that the American Stock Exchange, LLC (the "Exchange") received from Wells Fargo & Company (the Registrant) a copy of the Company's Registration Statement on Form 8-A for the registration of the following security:

Basket Linked Notes due April, 2009

We further certify that the above security has been approved by the Exchange for listing and registration, upon official notice of issuance, and understand that the 8A will be immediately effective upon your receipt of same, in accordance with SEC Rule 3a12-11.

Sincerely,

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